Taxation (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Summary of Taxation Charge Based on Profits	The Group’s tax charge is the sum of the total current and deferred tax expense.

Taxation charge based on profits for the year	2024 £m	2023 £m	2022 £m
UK current year charge	186	207	200
Rest of World current year charge	1,458	1,371	1,351
Charge/(credit) in respect of prior periods	(92)	43	(60)
Current taxation	1,552	1,621	1,491
Deferred taxation	(1,026)	(865)	(784)
	526	756	707

Summary of Reconciliation of Tax Charge Calculated at the UK Statutory Rate on the Group Profit Before Tax with the Actual Tax Charge	The following table reconciles the tax charge calculated at the UK statutory rate on the Group profit before tax with the actual tax charge for the year.

Reconciliation of taxation on Group profits	2024 £m	2024%	2023 £m	2023%	2022 £m	2022%
Profit before tax	3,477		6,064		5,628
UK statutory rate of taxation	869	25.0	1,425	23.5	1,069	19.0
Differences in overseas taxation rates	185	5.3	159	2.6	318	5.6
Benefit of intellectual property incentives	(602)	(17.3)	(696)	(11.5)	(600)	(10.7)
R&D credits	(89)	(2.6)	(121)	(2.0)	(119)	(2.1)
Permanent differences on disposals, acquisitions and transfers	2	0.1	10	0.2	275	4.9
Other permanent differences	302	8.7	102	1.7	82	1.5
Re-assessments of prior year current tax estimates	(92)	(2.6)	43	0.7	(60)	(1.1)
Re-assessments of prior year deferred tax estimates	(40)	(1.2)	(147)	(2.4)	(233)	(4.1)
Changes in tax rates	(9)	(0.3)	(19)	(0.3)	(25)	(0.4)
Tax charge/tax rate	526	15.1	756	12.5	707	12.6

Summary of Tax on Items Charged to Equity and Statement of Comprehensive Income

Tax on items charged to equity and statement of comprehensive income	2024 £m	2023 £m	2022 £m
Current taxation
Share-based payments	(4)	(1)	(3)
Defined benefit plans	–	(143)	–
Fair value movements on cash flow hedges	–	–	–
Fair value movements on equity investments	4	(6)	12
	–	(150)	9
Deferred taxation
Share-based payments	–	(6)	11
Defined benefit plans	122	184	(211)
Fair value movements on cash flow hedges	(1)	(1)	(9)
Fair value movements on equity investments	(21)	(8)	(68)
	100	169	(277)
Total charge/(credit) to equity and statement of comprehensive income	100	19	(268)

Summary of Movement in Deferred Tax Assets and Liabilities	Movement in deferred tax assets and liabilities

	Accelerated capital allowances £m	Intangible assets £m	Contingent consideration £m	Intra- Group profit £m	Pensions & other post employment benefits £m	Tax losses £m	Share option and award schemes £m	Other net temporary differences £m	Total
At 1 January 2023	(57)	(819)	992	1,099	794	1,661	57	1,642	5,369
Exchange adjustments	11	58	–	(70)	(24)	(2)	–	(100)	(127)
Credit/(charge) to income statement	72	229	(71)	223	(15)	335	12	80	865
Credit/(charge) to statement of comprehensive income	–	–	–	–	(184)	–	5	10	(169)
Acquisitions/disposals	–	(144)	–	–	–	–	–	–	(144)
R&D credits utilisation	–	–	–	–	–	–	–	(56)	(56)
At 31 December 2023	26	(676)	921	1,252	571	1,994	74	1,576	5,738
Exchange adjustments	9	(37)	2	(10)	(5)	–	–	11	(30)
Credit/(charge) to income statement	97	197	50	32	(103)	455	(8)	306	1,026
Credit/(charge) to statement of comprehensive income	–	–	–	–	(122)	–	–	22	(100)
Acquisitions/disposals	–	(190)	–	–	–	–	–	–	(190)
R&D credits utilisation	–	–	–	–	–	–	–	(69)	(69)
At 31 December 2024	132	(706)	973	1,274	341	2,449	66	1,846	6,375

Summary of Deferred Tax Assets and Liabilities Recognised on the Balance Sheet	Deferred tax asset and liabilities are recognised on the balance sheet as follows:

	2024 £m	2023 £m
Deferred tax assets	6,757	6,049
Deferred tax liabilities	(382)	(311)
	6,375	5,738

Summary of Temporary Difference Unused Tax Losses and Unused Tax Credits

		2024		2023
Unrecognised tax losses and attributes	Tax losses £m	Unrecognised deferred tax asset £m	Tax losses £m	Unrecognised deferred tax asset £m
Trading losses and attributes expiring:
Within 10 years	1,034	145	939	149
More than 10 years	1,598	84	1,238	66
Available indefinitely	693	161	228	47
At 31 December	3,325	390	2,405	262

Capital losses expiring:
Available indefinitely	2,253	565	2,261	567
At 31 December	2,253	565	2,261	567